N-2 - $ / shares	Feb. 02, 2023	Feb. 01, 2023
Cover [Abstract]
Entity Central Index Key	0000759828
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Investors Trust
General Description of Registrant [Abstract]
Latest Share Price		$ 13.80
Latest Premium (Discount) to NAV [Percent]		(3.77%)
Latest NAV		$ 14.34